VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS	12 Months Ended
Oct. 31, 2021
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS

NOTE 4 – VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS

On May 20, 2019, TRX BJ entered into VIE Agreements with TRX ZJ and the sole shareholder of TRX ZJ. The key terms of these VIE Agreements are summarized in “NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS” above. As a result of the VIE Agreements, the Company classifies TRX ZJ as a VIE.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. TRX BJ is deemed to have a controlling financial interest and be the primary beneficiary of TRX ZJ, because it has both of the following characteristics:

1.	Power to direct activities of a VIE that most significantly impact the entity’s economic performance, and
2.	Obligation to absorb losses of the entity that could potentially be significant to the VIE or right to receive benefits from the entity that could potentially be significant to the VIE.

Pursuant to the VIE Agreements, TRX ZJ pays service fees equal to all of its net income to TRX BJ. At the same time, TRX BJ is entitled to receive all of TRX ZJ’s expected residual returns. The VIE Agreements are designed so that TRX ZJ operates for the benefit of the Company. Accordingly, the accounts of TRX ZJ are consolidated in the accompanying financial statements pursuant to ASC 810-10, Consolidation. In addition, its financial positions and results of operations are included in the Company’s consolidated financial statements.

NOTE 4 – VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS (continued)

In addition, as all of these VIE Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could further limit the Company’s ability to enforce these VIE Agreements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event the Company is unable to enforce these VIE Agreements, it may not be able to exert effective control over TRX ZJ and its ability to conduct its business may be materially and adversely affected.

All of the Company’s main current operations are conducted through TRX ZJ and its subsidiaries. Current regulations in China permit TRX ZJ to pay dividends to the Company only out of its accumulated distributable profits, if any, determined in accordance with its article of association and PRC accounting standards and regulations. The ability of TRX ZJ to make dividends and other payments to the Company may be restricted by factors including changes in applicable foreign exchange and other laws and regulations.

The following consolidated financial information of the VIE and its subsidiaries as a whole as of October 31, 2021 and 2020 and for the years ended October 31, 2021, 2020 and 2019 was included in the accompanying consolidated financial statements of the Company. Intercompany transactions between the VIE and VIE’s subsidiaries are eliminated in the financial information presented below:

	As of October 31,
	2021	2020
Cash and cash equivalents	$29,776,178	$6,137,444
Restricted cash	819,269	785,806
Accounts receivable	320,848	1,247,059
Other current assets	216,470	1,390,023
Right-of-use assets, operating lease	760,229	317,141
Other non-current assets	347,084	182,735
Total Assets	32,240,078	10,060,208

Taxes payable	493,196	548,630
Other current liabilities	582,187	738,633
Non-current liabilities	237,848	133,109
Total Liabilities	1,313,231	1,420,372

Net assets	$30,926,847	$8,639,836

	Years Ended October 31,
	2021	2020	2019
Revenues	$2,776,065	$3,249,344	$2,002,217
(Loss) income from operations	(1,232,723)	566,336	102,670
Net (loss) income	$(1,052,348)	$640,294	$175,787